SUBSEQUENT EVENTS (Details Narrative) ¥ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended
	May 15, 2026 USD ($)	May 27, 2026 USD ($)	May 27, 2026 JPY (¥)	May 20, 2026 ¥ / shares shares	May 15, 2026 ¥ / shares shares	Feb. 28, 2026 ¥ / shares shares	Feb. 28, 2025 ¥ / shares
Subsequent Event [Line Items]
Shares issued						240,890
Share price | ¥ / shares						¥ 353	¥ 207
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued				427,500	2,850,000
Share price | ¥ / shares				¥ 8.00	¥ 8.00
Gross proceeds	$ 22,800	$ 3,400	¥ 530,600
Net proceeds	$ 20,800	3,100	¥ 483,800
Number of shares sold				3,277,500
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Gross proceeds | $		26,200
Net proceeds | $		$ 23,900